Consolidated Statements Of Changes In Stockholders' Deficit (Parenthetical) (USD $)	12 Months Ended
	Jan. 31, 2011 Private Placement	Jan. 31, 2012 Over Allotment Offering	Jan. 31, 2012 Acquisition Of Mining Rights
Common stock, preferred stock, and derivative warrants instruments sold, per share	$ 0.025	$ 0.025
Common stock, preferred stock, and derivative warrants instruments sold, offering costs	$ 15,500	$ 3,500
Common stock issued, per share			$ 0.001